Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 87,687	$ 87,687
Furniture and office equipment	26,050	26,050
Computer equipment	38,004	28,984
Motor vehicle	284,610	284,610
Less: accumulated depreciation	(106,766)	(32,275)
Total property and equipment, net	$ 329,585	$ 395,056